Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FM Focus Equity ETF | FM Focus Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	11.08%	19.33%	21.93%